Maturities of Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-Sale, Amortized Cost
Due less than one year	$ 17,393,747
Due after one year through five years	72,776,427
Due after five years through ten years	36,660,487
Due after ten years	23,325,979
Mortgage-backed securities	60,384,181
Total	210,540,821	211,699,297
Available-for-sale, Fair Value
Due less than one year	17,476,162
Due after one year through five years	73,249,911
Due after five years through ten years	38,374,331
Due after ten years	23,325,789
Mortgage-backed securities	61,966,489
Available-for-sale Securities, Approximate Fair Value	214,392,682
Held-to-maturity, Amortized Cost
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	6,000,000
Mortgage-backed securities	2,470,103
Total	8,470,103	6,002,278
Held-to-maturity, Fair Value
Due less than one year	0
Due after one year through five years	0
Due after five years through ten years	0
Due after ten years	4,500,600
Mortgage-backed securities	2,554,899
Held-to-maturity Securities, Approximate Fair Value	$ 7,055,499